Shareholder Report, Holdings (Details)	Dec. 31, 2024
CTIVP – American Century Diversified Bond Fund - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
CTIVP – American Century Diversified Bond Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
CTIVP – American Century Diversified Bond Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
CTIVP – American Century Diversified Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
CTIVP – American Century Diversified Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
CTIVP – American Century Diversified Bond Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP – American Century Diversified Bond Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP – American Century Diversified Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – American Century Diversified Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
CTIVP – American Century Diversified Bond Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
CTIVP – American Century Diversified Bond Fund - Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
CTIVP – American Century Diversified Bond Fund - Class 1 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CTIVP – American Century Diversified Bond Fund - Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CTIVP – American Century Diversified Bond Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CTIVP – American Century Diversified Bond Fund - Class 1 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP – American Century Diversified Bond Fund - Class 1 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP – American Century Diversified Bond Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP – American Century Diversified Bond Fund - Class 1 | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – American Century Diversified Bond Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
CTIVP – American Century Diversified Bond Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
CTIVP – American Century Diversified Bond Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP – American Century Diversified Bond Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
CTIVP – American Century Diversified Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
CTIVP – American Century Diversified Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
CTIVP – American Century Diversified Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
CTIVP – American Century Diversified Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
CTIVP – American Century Diversified Bond Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP – American Century Diversified Bond Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CTIVP – American Century Diversified Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – American Century Diversified Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
CTIVP – American Century Diversified Bond Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
CTIVP – American Century Diversified Bond Fund - Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
CTIVP – American Century Diversified Bond Fund - Class 2 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CTIVP – American Century Diversified Bond Fund - Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CTIVP – American Century Diversified Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CTIVP – American Century Diversified Bond Fund - Class 2 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP – American Century Diversified Bond Fund - Class 2 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP – American Century Diversified Bond Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP – American Century Diversified Bond Fund - Class 2 | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CTIVP – American Century Diversified Bond Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
CTIVP – American Century Diversified Bond Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
CTIVP – American Century Diversified Bond Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%